Reserves - Summary of Fair Value of Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) yr shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) yr shares	Dec. 31, 2018 $ / shares	Jan. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted		$ 6.10		$ 5.49
Total fair value of options issued | $	$ 3,000,000		$ 2,000,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price		32.88		$ 26.25
Expected dividend yield	1.49%		1.73%
Expected volatility	31.00%		35.00%
Risk-free interest rate	1.60%		1.91%
Expected option life, in years | yr	2.5		2.5
Weighted average fair value per option granted		$ 6.10			$ 5.49
Number of options issued during the period | shares	583,500		549,210
Total fair value of options issued | $	$ 2,652		$ 2,347